Equity Investment Disclosure: Continuity of investment in KRD, Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Continuity of investment in KRD, Balance Sheet

As at	December 31, 2020	December 31, 2019
Current assets	$290,130	$140,685
Non-current assets	828,754	1,609,849
Current liabilities	(832,521)	(1,456,912)
Non-current liabilities	(597,103)	(691,934)
Net assets	$(310,739)	$(398,312)